Sales and marketing expense (Details) - Schedule of Sales and marketing expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	SFr 1,498,218
Marketing and sales expenses [Member]
Sales and marketing expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	1,132,864
Employee benefits and expenses [Member]
Sales and marketing expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	204,157
Product samples [Member]
Sales and marketing expense (Details) - Schedule of Sales and marketing expense [Line Items]
Marketing and sales expenses	SFr 161,167